Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	€ million	€ million
Inventories	2022	2021
Raw materials and consumables	2,062	1,598
Finished goods and goods for resale	4,248	3,393
Total inventories	6,310	4,991
Provision for inventories	(379)	(308)
	5,931	4,683

Summary Reconciliation Of Provision For Inventories

	€ million	€ million
Provision for inventories	2022	2021
1 January	308	284
Charge to income statement	164	65
Reduction/(releases)	(66)	(56)
Currency translations	(12)	9
Others(a)	(15)	6
31 December	379	308
(a)Others include the amount relating to the acquisition/disposal of businesses and transfers.